Oil and gas reserves information (unaudited): (Tables)	12 Months Ended
Jun. 30, 2013
Oil and gas reserves information (unaudited):
Schedule of proved oil and gas reserves, all within the United States

	Natural Gas (Mcf)
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	23,339,985	57,692,086	29,157,280
Revisions of previous estimates	353,722	(51,465,506)	(2,429,214)
Extensions and discoveries	10,439,327	19,357,720	32,445,450
Less: Production	(1,141,474)	(2,244,315)	(1,481,430)
Disposals of reserves in place	—	—	—
End of year	32,991,560	23,339,985	57,692,086

	Oil, condensate (Bbls)
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	427,633	1,199	8,647
Revisions of previous estimates	(177,553)	344	(4,742)
Extensions and discoveries	146,291	427,190	—
Less: Production	(863)	(1,100)	(2,706)
Disposals of reserves in place	—	—	—
End of year	395,508	427,633	1,199

	Natural Gas Liquids (Gals)
	2013	2012	2011
Proved developed and undeveloped reserves:
Beginning of year	55,169,760	—	—
Revisions of previous estimates	(11,725,079)	55,093	—
Purchases of reserves in place	—	—	—
Extensions and discoveries	25,351,284	55,168,290	—
Less: Production	(106,057)	(53,623)	—
Disposals of reserves in place	—	—	—
End of year	68,689,908	55,169,760	—

Schedule of estimated standardized measure relating to proved oil and gas reserves
Table 1	2013	2012	2011
Future cash flows	$242,990,435	$179,704,719	$261,446,375
Future production costs	(29,432,000)	(32,485,700)	(43,345,400)
Future development costs	(111,455,400)	(72,969,420)	(126,835,250)
Future severance tax expense	(13,268,035)	(4,526,463)	(4,330,356)
Future income taxes	—	—	—
Future net cash flows	$88,835,000	$69,723,136	$86,935,369
Ten percent annual discount for estimated timing of net cash flows	(49,787,200)	(39,746,927)	(40,024,625)
Standardized measure of discounted future net cash flows	$39,047,800	$29,976,209	$46,910,744

Schedule of changes in the estimated standardized measure of proved reserves
Table 2	2013	2012	2011
Changes from:
Sale of oil and gas produced	$(1,971,234)	$(4,967,776)	$(4,275,771)
Net changes in prices and production costs	(695,805)	(56,534,586)	(12,465,909)
Extensions and discoveries	12,195,100	24,472,000	19,367,520
Revision of previous quantity estimates	11,285,959	(17,572,834)	(6,450,989)
Accretion of discounts	2,997,621	4,691,074	6,475,729
Net change in income taxes	526,854	1,975,312	(2,178,009)
Disposals of reserves in place	—	—	—
Development costs incurred that reduced future development costs	—	—	(321,688)
Changes in future development costs	48,872,306	(42,558,894)	(604,579)
Changes in timing of production and other	(64,139,210)	73,561,169	(17,392,850)
Change in standardized measure	$9,071,591	$(16,934,535)	$(17,846,546)